UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 135.1%
Corporate — 9.3%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$90,932
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,579,208
New Jersey EDA, RB, Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	5,160	5,599,632
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,500	1,698,105
Series B, 5.60%, 11/01/34	1,275	1,445,365

		11,413,242

County/City/Special District/School District — 16.6%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	1,200	1,285,824
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,210,893
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/34	1,075	1,123,762
5.00%, 7/01/35	175	182,481
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,870,517
5.50%, 10/01/29	2,630	3,441,986
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,167,600
5.38%, 1/01/44	2,400	2,600,064
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	890	1,002,389

Municipal Bonds	Par (000)	Value

New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	$2,185	$2,413,835
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,088,000

		20,387,351

Education — 23.9%
New Jersey EDA, RB:
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,656,795
Series A, 6.00%, 10/01/34	185	188,308
Series A, 6.20%, 10/01/44	140	141,957
The Team Academy Charter School Project, 6.00%, 10/01/33	1,490	1,696,022
New Jersey EDA, Refunding RB, Series A (c):
Greater Brunswick Charter School, Inc. Project, 5.63%, 8/01/34	415	421,337
5.88%, 8/01/44	290	294,486
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	2,070	2,290,041
Montclair State University, Series J, 5.25%, 7/01/38	580	645,662
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,572,122
Georgian Court University, Series D, 5.00%, 7/01/33	250	267,625
Kean University, Series A, 5.50%, 9/01/36	2,060	2,358,144
Montclaire State University, Series A, 5.00%, 7/01/44	4,570	5,220,539
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	742,210
Ramapo College, Series B, 5.00%, 7/01/42	265	290,766
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	1,450	1,866,034

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	$2,055	$2,326,260
Series 1A, 5.00%, 12/01/25	445	470,739
Series 1A, 5.00%, 12/01/26	290	306,196
Series 1A, 5.25%, 12/01/32	500	546,740
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	500	557,140
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	3,145	3,545,925

		29,405,048

Health — 13.6%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34 (e)	310	341,933
New Jersey EDA, Refunding RB:
1st Mortgage, Winchester, Series A, 5.75%, 11/01/24	3,775	3,776,170
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	1,790	1,842,555
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	720	767,556
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	872,228
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,392,000
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	900	1,072,188
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,237,259
Meridian Health System Obligated Group, 5.00%, 7/01/26	970	1,103,036
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,745	1,834,309
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	580	667,191

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	$1,605	$1,821,466

		16,727,891

Housing — 9.3%
County of Middlesex New Jersey Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,400,882
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,315	4,316,208
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,254,630
S/F Housing, Series AA, 6.38%, 10/01/28	535	556,625
S/F Housing, Series AA, 6.50%, 10/01/38	575	597,862
S/F Housing, Series CC, 5.00%, 10/01/34	960	1,018,426
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,273,320

		11,417,953

State — 23.5%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26 (f)	6,000	4,342,860
New Jersey EDA, RB:
(AGC), School Facilities Construction, 5.50%, 12/15/18 (d)	1,935	2,287,441
(AGC), School Facilities Construction, 5.50%, 12/15/34	1,065	1,207,114
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	5,000	6,092,650
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,653,971

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	$1,525	$1,670,927
School Facilities Construction, Series UU, 5.00%, 6/15/40	565	610,200
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	810	908,958
Cigarette Tax, 5.00%, 6/15/29	1,000	1,105,900
Cigarette Tax (AGM), 5.00%, 6/15/22	2,940	3,437,477
Lions Gate Project, 5.25%, 1/01/44	430	443,700
School Facilities Construction, Series RR, 5.00%, 6/15/33	1,875	2,043,787
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,506,322
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	674,280

		28,985,587

Transportation — 38.1%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	1,380	1,557,220
Series D, 5.00%, 1/01/40	800	884,232
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,500	4,977,945
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	3,200	3,547,392
Series E, 5.25%, 1/01/40	1,970	2,200,411
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (f)	4,000	1,820,920
Transportation Program, Series AA, 5.25%, 6/15/33	3,110	3,487,336
Transportation Program, Series AA, 5.50%, 6/15/39	2,260	2,566,795
Transportation System, 6.00%, 12/15/38	945	1,101,860

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series A, 6.00%, 6/15/35	$4,135	$5,052,639
Transportation System, Series A, 5.88%, 12/15/38	1,770	2,056,581
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,233,280
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,146,650
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,037,200
Series 8, 6.00%, 12/01/42	1,430	1,657,413
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,750	1,980,930
166th Series, 5.25%, 7/15/36	4,000	4,581,480

		46,890,284

Utility — 0.8%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (f)	2,000	950,440

Total Municipal Bonds — 135.1%		166,177,796

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)

New Jersey — 25.0%
County/City/Special District/School District — 5.1%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	5,710	6,294,247

Education — 1.4%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	1,499	1,686,175

State — 5.3%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	987	1,184,323

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value

New Jersey (continued)
State (concluded)
New Jersey EDA, RB, School Facilities Construction (AGC) (concluded):
6.00%, 12/15/34	$2,013	$2,335,577
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (h)	2,787	3,055,278

		6,575,178

Transportation — 13.2%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (h)	4,700	5,210,232
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,198,920
Series B, 5.25%, 6/15/36 (h)	2,501	2,767,977
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	3,495	3,817,064
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,255,496

		16,249,689

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 25.0%		30,805,289

		Value

Total Long-Term Investments (Cost — $181,695,587) — 160.1%		$196,983,085

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	115,242	115,242

Total Short-Term Securities (Cost — $115,242) — 0.1%		115,242

Total Investments (Cost — $181,810,829*) — 160.2%		197,098,327
Other Assets Less Liabilities — 1.9%		2,353,736
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.1%)		(17,307,379)
VRDP Shares, at Liquidation Value — (48.0%)		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$123,044,684

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$164,723,380

Gross unrealized appreciation	$17,107,532
Gross unrealized depreciation	(2,033,867)

Net unrealized appreciation	$15,073,665

Notes to Schedule of Investments
(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Goldman Sachs & Co.	$341,933	$(5,016)

(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

(h)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires from June 15, 2019 to September 1, 2020 is $7,519,842.
(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

BIF New Jersey Municipal Money Fund	1,307,069	(1,191,827)	115,242	—

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
S/F	Single-Family
RB	Revenue Bonds

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(141)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$17,816,672	$64,888

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$196,983,085	—	$196,983,085
Short-Term Securities	$115,242	—	—	115,242
Total	$115,242	$196,983,085	—	$197,098,327

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$64,888	—	—	$64,888

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 6

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$173,000	—	—	$173,000
Liabilities:
TOB trust certificates	—	$(17,301,282)	—	(17,301,282)
VMTP Shares	—	(59,100,000)	—	(59,100,000)
Total	$173,000	$(76,401,282)	—	$(76,228,282)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 23, 2014